Unaudited Pro Forma Net Loss Per Share - Summarizes the unaudited pro forma net loss per share (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares
Numerator
Net loss attributable to I-Mab	¥ (1,451,950)	$ (208,560)	¥ (402,833)	¥ (298,240)
Deemed dividend to Series C-1 preferred shareholders at extinguishment of Series C-1 Preferred Shares	(5,283)	(759)
Deemed dividend to Series B-1, B-2 and C preferred shareholders at modification of Series B-1, B-2 and C Preferred Shares	(27,768)	(3,989)
Numerator for pro-forma basic and diluted net loss per share	¥ (1,485,001)	$ (213,308)
Denominator
Weighted average number of ordinary shares outstanding	7,381,230	7,381,230	6,529,092	5,742,669
Denominator for pro-forma basic and diluted net loss per share	103,379,417	103,379,417
Pro-forma net loss per share:
Basic | (per share)	¥ (14.36)	$ (2.06)
Diluted | (per share)	¥ (14.36)	$ (2.06)
Series A Convertible Preferred Shares [Member]
Denominator
Pro-forma effect of the conversion of Preferred Shares	30,227,056	30,227,056
Series B Convertible Preferred Shares [Member]
Denominator
Pro-forma effect of the conversion of Preferred Shares	30,574,790	30,574,790
Series C Convertible Preferred Shares [Member]
Denominator
Pro-forma effect of the conversion of Preferred Shares	34,420,469	34,420,469
Series C-1 Convertible Preferred Stock [Member]
Denominator
Pro-forma effect of the conversion of Preferred Shares	775,872	775,872